Write-down and loss on sale of vessels - Net (Loss) Gain on Sale of Vessels, Equipment and Other Operating Assets (Detail) $ in Thousands	3 Months Ended	12 Months Ended
	Sep. 30, 2021 USD ($)	Dec. 31, 2021 USD ($) vessel	Dec. 31, 2020 USD ($) vessel	Dec. 31, 2019 USD ($) vessel
Property, Plant and Equipment [Line Items]
Write-down / sales of vessels		$ 92,368	$ 149,238	$ 183,874
Offshore Production | FPSO
Property, Plant and Equipment [Line Items]
Number Of Vessels Impaired | vessel			2	2
Teekay Parent
Property, Plant and Equipment [Line Items]
Impairments of investments and advances (note 1)		0	$ (123,753)	$ (103,420)
Teekay Parent [Member] | FPSO
Property, Plant and Equipment [Line Items]
Number Of Vessels Impaired | vessel			1
Teekay Parent [Member] | FPSO | FPSO
Property, Plant and Equipment [Line Items]
Number Of Vessels Impaired | vessel			2	2
Teekay Parent [Member] | FPSO | Fpso 2
Property, Plant and Equipment [Line Items]
Number Of Vessels Impaired | vessel				1
Teekay Parent [Member] | Offshore Production | FPSO
Property, Plant and Equipment [Line Items]
Impairments of investments and advances (note 1)		0	$ (70,693)	$ (175,000)
Teekay Parent [Member] | Offshore Production | Petrojarl Foinaven FPSO
Property, Plant and Equipment [Line Items]
Impairments of investments and advances (note 1)		0	0	(3,330)
Teekay Parent [Member] | Other | Fso [Member] | Operating Right Of Use Asset
Property, Plant and Equipment [Line Items]
Impairments of investments and advances (note 1)		$ 0	(9,100)	$ 0
Teekay Tankers | Suezmax
Property, Plant and Equipment [Line Items]
Number Of Vessels Impaired | vessel		3
Teekay Tankers | Aframax Tanker [Member]
Property, Plant and Equipment [Line Items]
Impairments of investments and advances (note 1)			$ (65,400)
Number Of Vessels Impaired | vessel		1	9
Teekay Tankers | LR2 Tanker
Property, Plant and Equipment [Line Items]
Number Of Vessels Impaired | vessel		3
Teekay Tankers | Aframax Tanker 4
Property, Plant and Equipment [Line Items]
Number Of Vessels Sold | vessel		2
Teekay Tankers | Tankers [Member] | Suezmax Tankers 2
Property, Plant and Equipment [Line Items]
Number Of Vessels Sold | vessel			3
Teekay Tankers | Tankers [Member] | Suezmax Tankers 3
Property, Plant and Equipment [Line Items]
Number Of Vessels Sold | vessel				3
Teekay Tankers | Conventional Tankers | Operating Right Of Use Asset
Property, Plant and Equipment [Line Items]
Impairments of investments and advances (note 1)		$ (715)	$ (2,881)	$ 0
Teekay Tankers | Conventional Tankers | Ship-to-Ship Transfer Business (SPT)
Property, Plant and Equipment [Line Items]
Disposal Group, Not Discontinued Operation, Loss (Gain) on Write-down		0	3,081	0
Teekay Tankers | Conventional Tankers | Suezmax
Property, Plant and Equipment [Line Items]
Impairments of investments and advances (note 1)		$ (66,916)	0	0
Number Of Vessels Impaired | vessel		4
Teekay Tankers | Conventional Tankers | Aframax Tanker [Member]
Property, Plant and Equipment [Line Items]
Impairments of investments and advances (note 1)		$ (4,314)	$ (4,936)	0
Number Of Vessels Impaired | vessel		2	2
Teekay Tankers | Conventional Tankers | LR2 Tanker
Property, Plant and Equipment [Line Items]
Impairments of investments and advances (note 1)		$ (18,381)	$ 0	0
Number Of Vessels Impaired | vessel		3
Teekay Tankers | Conventional Tankers | Aframax Tanker 2
Property, Plant and Equipment [Line Items]
Impairments of investments and advances (note 1)		$ 0	$ (25,869)	0
Number Of Vessels Impaired | vessel			4
Teekay Tankers | Conventional Tankers | Aframax Tanker 3
Property, Plant and Equipment [Line Items]
Impairments of investments and advances (note 1)		0	$ (22,579)	0
Number Of Vessels Impaired | vessel			2
Teekay Tankers | Conventional Tankers | Aframax Tanker 4
Property, Plant and Equipment [Line Items]
Impairments of investments and advances (note 1)		$ (2,042)	$ (13,634)	0
Number Of Vessels Impaired | vessel		2	2
Gain (Loss) on Disposition of Assets	$ 500
Teekay Tankers | Conventional Tankers | Suezmax Tankers 2
Property, Plant and Equipment [Line Items]
Gain (Loss) on Disposition of Assets		$ 0	$ (2,627)	0
Teekay Tankers | Conventional Tankers | Suezmax Tankers 3
Property, Plant and Equipment [Line Items]
Impairments of investments and advances (note 1)		$ 0	$ 0	$ (5,544)